STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - 5 months ended Jun. 30, 2021 - USD ($)	Total	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at beginning at Jan. 28, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at beginning (in Shares) at Jan. 28, 2021		0	0
Class B Common Stock issued to Sponsor	25,000		$ 1,006	23,994
Class B Common Stock issued to Sponsor (in Shares)			10,062,500
Forfeiture of Founder Shares	0		$ (131)	131
Forfeiture of Founder Shares (in Shares)			(1,312,500)
Accretion for Class A common stock to redemption amount	(35,972,254)			(24,125)	(35,948,129)
Net loss	(24,200,094)				(24,200,094)
Balances at ending at Jun. 30, 2021	$ (60,147,348)	$ 0	$ 875	$ 0	$ (60,148,223)
Balances at ending (in Shares) at Jun. 30, 2021		0	8,750,000